Changes in Carrying Amount of Goodwill, by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Goodwill [Line Items]
Goodwill beginning balance	$ 831,489	$ 768,244
Acquisitions	55,177	16,265
Purchase accounting adjustments		1,586	[1]
Translation adjustments	(37,320)	45,394
Goodwill ending balance	849,346	831,489
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	445,756	392,850
Acquisitions	50,233	16,265
Purchase accounting adjustments		1,586	[1]
Translation adjustments	(30,098)	35,055
Goodwill ending balance	465,891	445,756
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	385,733	375,394
Acquisitions	4,944
Translation adjustments	(7,222)	10,339
Goodwill ending balance	$ 383,455	$ 385,733

[1]	Relates primarily to other accruals and finalization of certain property, plant and equipment and intangibles valuations; and current year adjustments to purchase price contingencies.